Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$769,982.41

Principal:
Principal Collections	$12,610,900.50
Prepayments in Full	$4,930,184.10
Liquidation Proceeds	$105,433.95
Recoveries	$76,992.87
Sub Total	$17,723,511.42
Collections	$18,493,493.83

Purchase Amounts:
Purchase Amounts Related to Principal	$299,153.70
Purchase Amounts Related to Interest	$978.00
Sub Total	$300,131.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,793,625.53

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,793,625.53
Servicing Fee	$212,233.64	$212,233.64	$0.00	$0.00	$18,581,391.89
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,581,391.89
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,581,391.89
Interest - Class A-3 Notes	$22,901.55	$22,901.55	$0.00	$0.00	$18,558,490.34
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$18,421,327.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,421,327.34
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$18,343,594.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,343,594.42
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$18,286,768.42
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,286,768.42
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$18,214,420.50
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,214,420.50
Regular Principal Payment	$17,184,952.21	$17,184,952.21	$0.00	$0.00	$1,029,468.29
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,029,468.29
Residual Released to Depositor	$0.00	$1,029,468.29	$0.00	$0.00	$0.00
Total		$18,793,625.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,184,952.21
Total					$17,184,952.21
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,184,952.21	$34.07	$22,901.55	$0.05	$17,207,853.76	$34.12
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$17,184,952.21	$10.67	$366,971.39	$0.23	$17,551,923.60	$10.90

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$25,926,277.74	0.0514002	$8,741,325.53	0.0173301
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$241,926,277.74	0.1502741	$224,741,325.53	0.1395996

Pool Information
Weighted Average APR	3.315%	3.324%
Weighted Average Remaining Term	24.62	23.86
Number of Receivables Outstanding	26,312	25,404
Pool Balance	$254,680,372.25	$236,454,833.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$241,926,277.74	$224,741,325.53
Pool Factor	0.1521783	0.1412881

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$11,713,508.24
Targeted Overcollateralization Amount	$11,713,508.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,713,508.24

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		122	$279,866.23
(Recoveries)		143	$76,992.87
Net Loss for Current Collection Period			$202,873.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9559%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3349%
Second Prior Collection Period			0.8665%
Prior Collection Period			0.9256%
Current Collection Period			0.9914%
Four Month Average (Current and Prior Three Collection Periods)			0.7796%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,429	$13,617,882.19
(Cumulative Recoveries)			$1,921,582.98
Cumulative Net Loss for All Collection Periods			$11,696,299.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6989%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,508.36
Average Net Loss for Receivables that have experienced a Realized Loss			$2,154.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.17%	385	$5,120,151.78
61-90 Days Delinquent	0.32%	52	$768,013.71
91-120 Days Delinquent	0.03%	6	$71,356.15
Over 120 Days Delinquent	0.34%	55	$797,868.75
Total Delinquent Receivables	2.86%	498	$6,757,390.39

Repossession Inventory:
Repossessed in the Current Collection Period		10	$145,973.52
Total Repossessed Inventory		18	$273,988.58

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3946%
Prior Collection Period			0.3763%
Current Collection Period			0.4448%
Three Month Average			0.4052%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer